Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Schedule of remaining contractual maturities of the lease liabilities

	2022 $	2021 $
Within 1 year	2,882,933	1,666,978

After 1 year but within 2 years	1,464,200	1,191,547
After 2 years but within 5 years	1,294,278	1,298,897
After 5 years	1,004,752	1,109,788

	3,763,230	3,600,232

Total	6,646,163	5,267,210